Insurance contracts in the financial Services segment - Additional Information (Detail)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Forward rate	3.50%	3.50%
Confidence level	99.50%	99.50%
Weighted average cost of capital, measurement input [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Confidence level, Risk exposure to non-financial risk	3.00%	3.00%
Cost approach [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Confidence level, Risk exposure to non-financial risk	84.10%	86.00%